PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 717,373	$ 676,576
Accumulated depreciation	(402,792)	(391,635)
Impairment	(17,601)	(8,470)
Property, plant and equipment, excluding construction in process, net	296,980	276,471
Construction in process	165,365	54,581
Property, plant and equipment, net	462,345	331,052
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	187,179	166,030
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	9,023	7,755
Machinery
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	458,624	459,471
Furniture, fixtures and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	44,443	39,413
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	4,653	3,907
Land
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	13,451
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Depreciation expense	$ 72,813	$ 80,642	$ 79,895